Expense Example - AB GLOBAL REAL ESTATE INVESTMENT FUND, INC.	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 565
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,076
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	323	[1]
Expense Example, with Redemption, 3 Years	688
Expense Example, with Redemption, 5 Years	1,180
Expense Example, with Redemption, 10 Years	2,534
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	1,443
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,271

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.